Non-Controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statements [Line Items]
Balance	$ 49,110	$ 48,883
Fair value:
Stock based compensation expense	850	2,143
Exchange of SalvaRx warrants for PBI warrants in SalvaRx Notes settlement	(2,451)
Net income (loss) attributable to non-controlling interest	(1,356)	(1,916)
Non-controlling interest	46,153	49,110
Pgl [Member]
Statements [Line Items]
Balance	(81)	(31)
Fair value:
Stock based compensation expense
Exchange of SalvaRx warrants for PBI warrants in SalvaRx Notes settlement
Net income (loss) attributable to non-controlling interest	81	(50)
Non-controlling interest		(81)
Iox [Member]
Statements [Line Items]
Balance	46,712	46,376
Fair value:
Stock based compensation expense		2,143
Exchange of SalvaRx warrants for PBI warrants in SalvaRx Notes settlement	(2,451)
Net income (loss) attributable to non-controlling interest		(1,807)
Non-controlling interest		46,712
SalvaRx
Statements [Line Items]
Balance	2,451	2,451
Fair value:
Stock based compensation expense	850
Exchange of SalvaRx warrants for PBI warrants in SalvaRx Notes settlement
Net income (loss) attributable to non-controlling interest	(1,389)
Non-controlling interest	46,173	2,451
Saugatuck [Member]
Statements [Line Items]
Balance	28	87
Fair value:
Stock based compensation expense
Exchange of SalvaRx warrants for PBI warrants in SalvaRx Notes settlement
Net income (loss) attributable to non-controlling interest	(48)	(59)
Non-controlling interest	$ (20)	$ 28